Debt - Schedule of components of Debt (Details) - USD ($) $ in Thousands	Sep. 30, 2024	Dec. 31, 2023
Debt Instrument [Line Items]
Total debt (gross)	$ (1,446,879)	$ (1,240,583)
Less: Deferred financing costs	24,480	23,853
Total debt, net of deferred financing costs	(1,422,399)	(1,216,730)
Current portion of long-term debt and short-term debt	(345,930)
Long-term debt	(1,076,469)	(874,164)
Golar debt
Debt Instrument [Line Items]
Total debt, net of deferred financing costs	(1,092,271)
Current portion of long-term debt and short-term debt	(64,283)
Long-term debt	(1,027,988)
Gimi facility | Revolving credit facility
Debt Instrument [Line Items]
Total debt (gross)	(615,417)	(630,000)
2021 Unsecured Bonds | Secured debt
Debt Instrument [Line Items]
Total debt (gross)	(189,623)	(199,869)
2024 Unsecured Bonds | Secured debt
Debt Instrument [Line Items]
Total debt (gross)	(300,000)	0
Golar Arctic facility | Secured debt
Debt Instrument [Line Items]
Total debt (gross)	(9,118)	(14,589)
CSSC VIE debt- Hilli Facility | Secured debt
Debt Instrument [Line Items]
Total debt (gross)	(332,721)	(396,125)
VIE debt
Debt Instrument [Line Items]
Subtotal (excluding lessor VIE debt)	(1,114,158)	(844,458)
Total debt, net of deferred financing costs	(330,128)
Current portion of long-term debt and short-term debt	(281,647)
Long-term debt	$ (48,481)	$ (93,617)